Financial Instruments - Summary of Long Term Notes Payable (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 4,457			$ 5,340
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	3,048			3,550
Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 4			12
Notes payable [member] | Cemex, S.A.B. de C.V. 2023 CEBURES variable rate [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Oct. 05, 2023
Issuer	Cemex, S.A.B. de C.V.
Currency	Peso
Notional amount		$ 3,000
Rate	0.45%	0.45%	0.45%
Borrowings, interest rate basis	TIIE+.45
Maturity date	Oct. 01, 2026
Repurchased amount	$ 0
Long term borrowings	0			144
Notes payable [member] | Cemex, S.A.B. de C.V. 2023 CEBURES variable rate [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 167
Notes payable [member] | Cemex S A B de C V 2023 CEBURES fixed rate [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Oct. 05, 2023
Issuer	Cemex, S.A.B. de C.V.
Currency	Peso
Notional amount		$ 8,500
Rate	11.48%	11.48%	11.48%
Maturity date	Sep. 26, 2030
Repurchased amount	$ 0
Long term borrowings	475			411
Notes payable [member] | Cemex S A B de C V 2023 CEBURES fixed rate [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 472
Notes payable [member] | CEMEX SAB de CV July 2031 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Jan. 12, 2021
Issuer	Cemex, S.A.B. de C.V.
Currency	Dollar
Notional amount	$ 1,750
Rate	3.875%	3.875%	3.875%
Maturity date	Jul. 11, 2031
Repurchased amount	$ (642)
Long term borrowings	1,104			1,104
Notes payable [member] | CEMEX SAB de CV July 2031 Notes [Member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 1,108
Notes payable [member] | CEMEX, S.A.B. de C.V. September 2030 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Sep. 17, 2020
Issuer	Cemex, S.A.B. de C.V.
Currency	Dollar
Notional amount	$ 1,000
Rate	5.20%	5.20%	5.20%
Maturity date	Sep. 17, 2030
Repurchased amount	$ (283)
Long term borrowings	715			715
Notes payable [member] | CEMEX, S.A.B. de C.V. September 2030 Notes [Member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 717
Notes payable [member] | CEMEX, S.A.B. de C.V. November 2029 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Nov. 19, 2019
Issuer	Cemex, S.A.B. de C.V.
Currency	Dollar
Notional amount	$ 1,000
Rate	5.45%	5.45%	5.45%
Maturity date	Nov. 19, 2029
Repurchased amount	$ (247)
Long term borrowings	750			750
Notes payable [member] | CEMEX, S.A.B. de C.V. November 2029 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 753
Notes payable [member] | CEMEX, S.A.B. de C.V. March 2026 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Mar. 19, 2019
Issuer	Cemex, S.A.B. de C.V.
Currency	Euro
Notional amount | €			€ 400
Rate	3.125%	3.125%	3.125%
Maturity date	Mar. 19, 2026
Long term borrowings	$ 0			$ 414
Notes payable [member] | CEMEX, S.A.B. de C.V. March 2026 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 470